Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	MNP LLP
Auditor Firm ID	1930
Auditor Location	Mississauga, Canada
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of financial position of Quantum Biopharma Ltd. (formerly, FSD Pharma Inc.) (the “Company”) as of December 31, 2025 and 2024 and the related consolidated statements of loss and comprehensive loss, changes in shareholders’ equity, and cash flows for each of the years in the three-year period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”).

In our opinion, the consolidated financial statements present fairly, in all material respects, the consolidated financial position of the Company as of December 31, 2025 and 2024, and the results of its consolidated operations and its consolidated cash flows for each of the years in the three-year period ended December 31, 2025, in conformity with IFRS® Accounting Standards as issued by the International Accounting Standards Board.